Bank Debt, textual 2 (Details)	9 Months Ended
Sep. 30, 2013
Debt Instrument [Line Items]
Debt Instrument, Covenant Compliance	As of December 31, 2012 and September 30, 2013, the Company was in compliance with all debt covenants with respect to its loans and credit facilities.